UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 28th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $306,850 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-10402                      Balyasny Asset Management L.P.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMPUTER SCIENCES CORP         COM              205363104     2058    51200 SH       OTHER   1                   0    51200        0
COMPUTER SCIENCES CORP         COM              205363104     6471   161010 SH       SOLE                   161010        0        0
DELL INC                       COM              24702R101    18781  1139612 SH       SOLE                  1139612        0        0
DELL INC                       COM              24702R101     5864   355850 SH       OTHER   1                   0   355850        0
ELECTRONIC ARTS INC            COM              285512109    17191   464750 SH       SOLE                   464750        0        0
ELECTRONIC ARTS INC            COM              285512109     5369   145150 SH       OTHER   1                   0   145150        0
FEDEX CORP                     COM              31428X106    13951   176500 SH       SOLE                   176500        0        0
FEDEX CORP                     COM              31428X106     4414    55850 SH       OTHER   1                   0    55850        0
GLOBAL CONSUMER ACQST CORP     COM              378983100    53856  5834925 SH       SOLE                  5834925        0        0
GLOBAL CONSUMER ACQST CORP     COM              378983100     2942   318698 SH       OTHER   1                   0   318698        0
GLOBAL CONSUMER ACQST CORP     *W EXP 11/27/201 378983118     1420  5680032 SH       SOLE                  5680032        0        0
GLOBAL CONSUMER ACQST CORP     *W EXP 11/27/201 378983118       80   321692 SH       OTHER   1                   0   321692        0
GRAFTECH INTL LTD              COM              384313102      236    15650 SH       OTHER   1                   0    15650        0
GRAFTECH INTL LTD              COM              384313102      710    46975 SH       SOLE                    46975        0        0
India Hospitality Corp                          B16G1G1       3635   576980 SH       OTHER   1                   0   576980        0
India Hospitality Corp                          B16G1G1      49702  7889137 SH       SOLE                  7889137        0        0
INDIA HOSPITALITY CORP-REG S                    B16GBT4      16376 10564927 SH       SOLE                 10564927        0        0
INDIA HOSPITALITY CORP-REG S                    B16GBT4       1189   766956 SH       OTHER   1                   0   766956        0
MATTEL INC                     COM              577081102    19546  1083488 SH       SOLE                  1083488        0        0
MATTEL INC                     COM              577081102     6354   352200 SH       OTHER   1                   0   352200        0
MOSAIC CO                      COM              61945A107      502     7380 SH       SOLE                     7380        0        0
MOSAIC CO                      COM              61945A107      170     2500 SH       OTHER   1                   0     2500        0
TIFFANY & CO NEW               COM              886547108    18730   527300 SH       SOLE                   527300        0        0
TIFFANY & CO NEW               COM              886547108     5848   164650 SH       OTHER   1                   0   164650        0
UNITEDHEALTH GROUP INC         COM              91324P102    18509   729000 SH       SOLE                   729000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     5780   227650 SH       OTHER   1                   0   227650        0
WELLCARE HEALTH PLANS INC      COM              94946T106     2079    57750 SH       SOLE                    57750        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106      535    14850 SH       OTHER   1                   0    14850        0
WELLPOINT INC                  COM              94973V107     5842   124900 SH       OTHER   1                   0   124900        0
WELLPOINT INC                  COM              94973V107    18710   400050 SH       SOLE                   400050        0        0